ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 1)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Customer A [Member]
IfrsStatementLineItems [Line Items]
Revenues, percent	31.00%
Customer B [Member]
IfrsStatementLineItems [Line Items]
Revenues, percent		23.00%